Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2018
Provision for credit losses
in	2Q18	1Q18	2Q17	6M18	6M17
Provision for credit losses (CHF million)
Provision for loan losses	60	36	70	96	136
Provision for lending-related and other exposures	13	12	12	25	(1)
Provision for credit losses	73	48	82	121	135

Bank
Provision for credit losses
in	6M18	6M17
Provision for credit losses (CHF million)
Provision for loan losses	96	136
Provision for lending-related and other exposures	25	(1)
Provision for credit losses	121	135